Revenue (Tables)	12 Months Ended
Sep. 24, 2022
Revenue from Contract with Customer [Abstract]
Summary of Contract Balances
The following table provides information about accounts receivable, unbilled accounts receivable, and contract liabilities from contracts with customers (in thousands):

	September 24, 2022	September 25, 2021
Accounts receivable	$3,412	$63,370
Unbilled accounts receivable	$101,816	$—
Contract liabilities	$425,709	$475,956